Goodwill and intangible assets	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets

(6) Goodwill and Intangible Assets

Intangible assets, net consist of the following:

	June 30,	December 31,
	2018	2017
	(In thousands)

Intangible assets with finite lives:
Merchant contract portfolios:
Gross carrying value	$282,614	$274,780
Accumulated amortization	(125,515)	(113,747)
Accumulated impairment losses	(5,658)	(5,658)
Foreign currency translation adjustment	(28,443)	(26,057)

Net	122,998	129,318

Marketing alliance agreements:
Gross carrying value	191,954	187,758
Accumulated amortization	(41,694)	(35,509)
Accumulated impairment losses	(7,585)	(7,585)
Foreign currency translation adjustment	(17,671)	(15,561)

Net	125,004	129,103

Trademarks, finite-lived:
Gross carrying value	27,283	25,084
Accumulated amortization	(9,596)	(8,485)
Foreign currency translation adjustment	(4,355)	(3,701)

Net	13,332	12,898

Internally developed software:
Gross carrying value	52,620	42,442
Accumulated amortization	(11,696)	(9,760)
Accumulated impairment losses	(9,324)	(9,324)
Foreign currency translation adjustment	(3,607)	(3,247)

Net	27,993	20,111

Non-competition agreements:
Gross carrying value	6,400	6,200
Accumulated amortization	(3,961)	(2,633)

Net	2,439	3,567

Total finite-lived, net	291,766	294,997

Trademarks, indefinite-lived:
Gross carrying value	18,499	18,486

Total intangible assets, net	$310,265	$313,483

Amortization expense related to intangible assets was $11.5 million and $11.4 million for the three months ended June 30, 2018 and 2017, respectively. Amortization expense related to intangible assets was $22.2 million and $21.3 million for the six months ended June 30, 2018 and 2017, respectively.

Estimated amortization expense to be recognized during each of the five years subsequent to June 30, 2018:

Amount
(In thousands)
Years ending:
2018 (remainder for the year)	$23,012
2019	41,232
2020	36,558
2021	31,091
2022	27,161
2023 and thereafter	132,712

Total	$291,766

The following represents net intangible assets by segment:

	June 30, 2018	December 31, 2017
	(In thousands)
Intangible assets, net:
North America
Merchant contract portfolios	$87,256	$89,045
Marketing alliance agreements	79,116	82,604
Trademarks, finite-lived	1,487	—
Internally developed software	16,798	10,431
Non-competition agreements	2,439	3,567
Trademarks, indefinite-lived	18,499	18,486

Total	205,595	204,133

Europe
Merchant contract portfolios	35,742	40,273
Marketing alliance agreements	45,888	46,499
Trademarks, finite-lived	11,845	12,898
Internally developed software	11,195	9,680

Total	104,670	109,350

Total intangible assets, net	$310,265	$313,483

Goodwill activity for the six months ended June 30, 2018, in total and by reportable segment, was as follows:

	Reportable Segment
	North America	Europe	Total
	(In thousands)
Goodwill, gross, as of December 31, 2017	$196,126	$139,843	$335,969
Accumulated impairment losses	—	(24,291)	(24,291)

Goodwill, net, as of December 31, 2017	196,126	115,552	311,678
Business combinations	10,986	—	10,986
Foreign currency translation adjustment	(307)	(6,152)	(6,459)

Goodwill, net as of June 30, 2018	$206,805	$109,400	$316,205

For the six months ended June 30, 2018 and 2017, there was no goodwill or long-lived asset impairment.

Predecessor
Goodwill and Intangible Assets

(4) Goodwill and intangible assets

Intangible assets, net consist of the following as of December 31, 2017 and 2016, respectively:

	2017	2016
	(In thousands)

Intangible assets with finite lives:
Merchant contract portfolios:
Gross carrying value	$274,780	$240,654
Accumulated amortization	(113,747)	(87,409)
Accumulated impairment losses	(5,658)	(5,658)
Foreign currency translation adjustment	(26,057)	(37,765)

Net	129,318	109,822

Marketing alliance agreements:
Gross carrying value	187,758	154,760
Accumulated amortization	(35,509)	(23,716)
Accumulated impairment losses	(7,585)	(7,585)
Foreign currency translation adjustment	(15,561)	(25,524)

Net	129,103	97,935

Trademarks, finite-lived:
Gross carrying value	25,084	25,084
Accumulated amortization	(8,485)	(6,467)
Foreign currency translation adjustment	(3,701)	(5,898)

Net	12,898	12,719

Internally developed software:
Gross carrying value	42,442	26,727
Accumulated amortization	(9,760)	(6,772)
Accumulated impairment losses	(9,324)	(9,324)
Foreign currency translation adjustment	(3,247)	(3,909)

Net	20,111	6,722

Non-competition agreements:
Gross carrying value	6,200	—
Accumulated amortization	(2,633)	—
Net	3,567	—

Total finite-lived, net	294,997	227,198

Trademarks, indefinite-lived:
Gross carrying value	18,486	4,086

Total intangible assets, net	$313,483	$231,284

Amortization expense related to intangible assets was $45.0 million and $38.6 million for the years ended December 31, 2017 and 2016, respectively.

Estimated amortization expense to be recognized during each of the five years subsequent to December 31, 2017:

Amount
(In thousands)
Years ending:
2018	$44,266
2019	40,232
2020	35,621
2021	29,536
2022	26,645
2023 and thereafter	118,697

Total	$294,997

The following represents net intangible assets by segment as of December 31, 2017 and 2016, respectively:

	2017	2016
	(In thousands)
Intangible assets:
North America
Merchant contract portfolios	$89,045	$65,112
Marketing alliance agreements	82,604	55,165
Internally developed software	10,431	1,088
Non-competition agreements	3,567	—
Trademarks, indefinite-lived	18,486	4,086

Total	204,133	125,451

Europe
Merchant contract portfolios	40,273	41,474
Marketing alliance agreements	46,499	45,979
Trademarks, finite-lived	12,898	12,740
Internally developed software	9,680	5,640

Total	109,350	105,833

Total intangible assets	$313,483	$231,284

Goodwill activity for the years ended December 31, 2017 and 2016, in total and by reportable segment, was as follows:

	Reportable segment
	North America	Europe	Total
	(In thousands)
Goodwill, gross, as of December 31, 2015	$90,162	$126,677	$216,839
Accumulated impairment losses	—	(24,291)	(24,291)

Goodwill, net, as of December 31, 2015	90,162	102,386	192,548
Business combinations	2,627	1,380	4,007
Foreign currency translation adjustment	(6,380)	(5,691)	(12,071)

Goodwill, net as of December 31, 2016	86,409	98,075	184,484

Goodwill, gross, as of December 31, 2016	86,409	122,366	208,775
Accumulated impairment losses	—	(24,291)	(24,291)

Goodwill, net, as of December 31, 2016	86,409	98,075	184,484
Business combinations	107,978	—	107,978
Foreign currency translation adjustment	1,739	17,477	19,216

Goodwill, net as of December 31, 2017	$196,126	$115,552	$311,678